UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23741

2.	Date of Notification: February 22, 2023

3.	Exact name of Investment Company as specified in registration statement: Variant Impact Fund

4.	Address of principal executive office: (number, street, city, state, zip code)

Variant Impact Fund
c/o UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

/s/ Curt Fintel
Curt Fintel, Treasurer

VARIANT IMPACT FUND

February 22, 2023

Dear Variant Impact Fund Shareholder,

As you may know, Variant Impact Fund (the “Fund”) is required to make a repurchase offer to its shareholders each quarter. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. While the Fund is required to make the repurchase offer, shareholders are not required to take any action.

The purpose of the enclosed letter is to communicate this quarter’s repurchase offer. If you do not wish to sell shares at this time, please disregard this notice. If you do wish to sell shares at this time, please note the following important dates:

•	The repurchase offer period will begin February 22, 2023

•	The repurchase offer period will end March 15, 2023

Note: All Repurchase Offer Request Forms must be submitted to and received by the Fund at c/o UMB Fund Services, 235 West Galena Street, Milwaukee, WI 53212 or email address AIProcessing@umb.com by 4:00 p.m. Eastern Time on March 15, 2023. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

•	The Repurchase Pricing Date is March 15, 2023.

For further details and terms of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Variant Impact Fund

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VARIANT IMPACT FUND

REPURCHASE OFFER

1.	The Offer. Variant Impact Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.	Net Asset Value. The NAV per share on February 21, 2023 was $26.77 for Institutional shares. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Offer Request Form. The current NAV may be obtained by calling 877-770-7717 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.	Repurchase Request Deadline. All Repurchase Offer Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on March 15, 2023. Please allow an appropriate amount of time for your Repurchase Request Offer Form to reach the Fund.

4.	Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on March 15, 2023 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.

5.	Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, if your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.	Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. The Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the Shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between repurchase offers.

7.	Withdrawal or Modification. Requests for the repurchase of shares may be withdrawn or modified at any time as long as they are received prior to 4:00 p.m., Eastern Time, on March 15, 2023.

8.	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

Repurchase Offer Form Continued on Next Page

(a)	if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by the Fund is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.	Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment manager, Variant Investments, LLC (the “Investment Manager”), the Fund’s transfer agent, the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

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VARIANT IMPACT FUND

DIRECT SHAREHOLDER

REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: March 15, 2023	Repurchase Request Deadline: March 15, 2023

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M., EASTERN

TIME ON MARCH 15, 2023 FOR THIS REPURCHASE REQUEST TO BE IN GOOD

ORDER FOR PROCESSING.

PLEASE FAX, MAIL OR EMAIL TO:

Variant Impact Fund c/o UMB Fund Services 235 West Galena Street Milwaukee, WI 53212	For Additional Information: Phone: 1-877-770-7717 Fax: 1-816-860-3140 Email: AIProcessing@umb.com

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 – NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

[ ] Institutional Class (IMPCX)

Number of Shares: ________________

If all shares*, please check this box - [ ]

*	All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date. Trades submitted via the NSCC on the Repurchase Date must include any reinvested shares.

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PART 3 – PAYMENT

Please choose your method of payment:

[ ]	Deliver All Proceeds via Check to Shareholder Address

[ ]	Deliver All Proceeds to Bank Account on Record

[ ]	Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part 4 is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*PLACE SIGNATURE GUARANTEE BELOW:

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PART 5 - SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE

SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN

TIME ON MARCH 15, 2023 BUT NOT THEREAFTER.

VARIANT IMPACT FUND

February 22, 2023

Dear Variant Impact Fund Shareholder,

As you may know, Variant Impact Fund (the “Fund”) is required to make a repurchase offer to its shareholders each quarter. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. While the Fund is required to make the repurchase offer, shareholders are not required to take any action.

The purpose of the enclosed letter is to communicate this quarter’s repurchase offer. If you do not wish to sell shares at this time, please disregard this notice. If you do wish to sell shares at this time, please note the following important dates:

•	The repurchase offer period will begin February 22, 2023

•	The repurchase offer period will end March 15, 2023

•	The Repurchase Pricing Date is March 15, 2023.

If you are interested in tendering your shares for repurchase at this time, please read the enclosed materials and contact your registered investment adviser or other intermediary (“Authorized Intermediary”). All repurchase requests must be made with a trade through your Authorized Intermediary via the NSCC by 4:00 p.m. Eastern Time on March 15, 2023. If your Authorized Intermediary has changed since your last purchase of Fund shares and you would like to submit a repurchase request, please call Shareholder Services at 1-877-770-7717.

For further details and terms of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Variant Impact Fund

VARIANT IMPACT FUND

REPURCHASE OFFER

1.	The Offer. Variant Impact Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.	Net Asset Value. The NAV per share on February 21, 2023 was $26.77 for Institutional shares. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Offer Request Form. The current NAV may be obtained by calling 877-770-7717 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.	Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on March 15, 2023 (the “Repurchase Pricing Date”). For platform investors, repurchase requests must be made with a trade through your Authorized Intermediary via the NSCC by 4:00 p.m. Eastern Time on March 15, 2023.

4.	Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, if your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

5.	Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. The Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the Shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between repurchase offers.

6.	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

(a)	if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by the Fund is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

7.	Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

8.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment manager, Variant Investments, LLC (the “Investment Manager”), the Fund’s transfer agent, the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.